Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 10,136	$ 10,690
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,718)	(7,949)
Financial and cash collateral pledged (received)	(3,264)	(2,526)
Net amount including financing entities	154	215
Net amounts excluding financing entities	154	215
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(12,802)	(16,046)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,718	7,949
Financial and cash collateral pledged (received)	5,958	7,950
Net amount including financing entities	(126)	(147)
Net amounts excluding financing entities	(57)	(103)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	9,044	9,072
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,516)	(7,170)
Financial and cash collateral pledged (received)	(2,374)	(1,687)
Net amount including financing entities	154	215
Net amounts excluding financing entities	154	215
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	626	723
Amounts subject to an enforceable master netting arrangement or similar agreements	0
Financial and cash collateral pledged (received)	(626)	(723)
Net amount including financing entities	0
Net amounts excluding financing entities	0
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	466	895
Amounts subject to an enforceable master netting arrangement or similar agreements	(202)	(779)
Financial and cash collateral pledged (received)	(264)	(116)
Net amount including financing entities	0
Net amounts excluding financing entities	0
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(12,600)	(15,151)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,516	7,170
Financial and cash collateral pledged (received)	5,958	7,834
Net amount including financing entities	(126)	(147)
Net amounts excluding financing entities	(57)	(103)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(202)	(895)
Amounts subject to an enforceable master netting arrangement or similar agreements	202	779
Financial and cash collateral pledged (received)	0	$ 116
Net amount including financing entities	0
Net amounts excluding financing entities	$ 0